Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]:
Credit Facility	$ 675,774	$ 767,164
Costis Maritime Corporation and Christos Maritime Corporation	100,500	109,500
Mas Shipping Co	47,000	54,750
Montes Shipping Co and Kelsen Shipping Co	90,000	102,000
Marathos Shipping Inc	0	0
Capetanissa Maritime Corporation	55,000	60,000
Rena Maritime Corporation	52,500	57,500
Bullow Investments Inc	0	0
Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	0	0
Costamare Inc.	90,100	103,986
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	146,295	32,199
Costamare Inc.	129,243	53,480
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	224,107	61,120
Raymond Shipping Co. and Terance Shipping Co.	148,707	45,840
Costamare Inc.	108,350	114,350
Total Term Loans	1,191,802	794,725
Total	1,867,576	1,561,889
Less-current portion	(206,717)	(162,169)
Long-term Portion	$ 1,660,859	$ 1,399,720